Earnings Per Share (Schedule of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended					4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Apr. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net income	$ 4,127		$ 2,438			$ 4,030	$ 8,401	$ 12,834	$ 9,381	$ 12,431	$ 7,439
Less: Net income attributable to the noncontrolling interests									(52)	(52)	(1,301)
Less: Undistributed earnings allocated to participating securities	(70)		(23)					(179)	(69)	(104)
Numerator for basic and diluted EPS	$ 4,057		$ 2,415					$ 12,655	$ 9,260	$ 12,275
Denominator
Basic and diluted earnings per share-weighted average shares	21,113,708		17,075,000					18,635,986	11,457,692	12,873,562
Basic and diluted EPS	$ 0.19	$ 0.18	$ 0.14	$ 0.32	$ 0.60			$ 0.68	$ 0.81	$ 0.95
Shares issued to outstanding membership interests upon conversion		5,000,000	5,000,000				5,000,000		5,000,000	5,000,000